Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
June 30, 2024
ADESI-NPRT3-0824
1.804792.120
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	21,300	1,996,662
Netflix, Inc. (a)	29,500	19,908,960
Spotify Technology SA (a)	15,400	4,832,366
The Walt Disney Co.	97,700	9,700,633
Universal Music Group NV	103,700	3,084,895
		39,523,516
Interactive Media & Services - 7.4%
Alphabet, Inc. Class C	798,660	146,490,217
Meta Platforms, Inc. Class A (b)	213,031	107,414,491
Reddit, Inc. Class B (j)	3,500	223,615
		254,128,323
TOTAL COMMUNICATION SERVICES		293,651,839
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.6%
General Motors Co.	429,900	19,973,154
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	916,200	177,055,650
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	123,200	18,680,816
Compass Group PLC	74,105	2,018,867
Domino's Pizza, Inc.	15,300	7,899,849
Draftkings Holdings, Inc. (a)	23,300	889,361
Hilton Worldwide Holdings, Inc.	53,884	11,757,489
		41,246,382
Household Durables - 0.2%
D.R. Horton, Inc.	30,000	4,227,900
TopBuild Corp. (a)	4,800	1,849,296
		6,077,196
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A (a)	21,700	3,859,128
Lowe's Companies, Inc.	143,366	31,606,468
Revolve Group, Inc. (a)	24,200	385,022
RH (a)	39,700	9,704,268
The Home Depot, Inc.	900	309,816
TJX Companies, Inc.	143,340	15,781,734
		61,646,436
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	208,600	20,887,916
Canva, Inc. Class A (c)(d)	4,833	5,155,168
Moncler SpA	13,867	847,390
On Holding AG (a)	6,700	259,960
Ralph Lauren Corp. Class A	34,900	6,109,594
Tory Burch LLC (a)(c)(d)(e)	28,846	1,065,561
		34,325,589
TOTAL CONSUMER DISCRETIONARY		340,324,407
CONSUMER STAPLES - 0.8%
Consumer Staples Distribution & Retail - 0.6%
Performance Food Group Co. (a)	31,200	2,062,632
Walmart, Inc.	256,300	17,354,073
		19,416,705
Household Products - 0.0%
The Clorox Co.	13,800	1,883,286
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	29,400	3,128,160
Tobacco - 0.1%
Philip Morris International, Inc.	26,300	2,664,979
TOTAL CONSUMER STAPLES		27,093,130
ENERGY - 4.1%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	896,200	31,519,354
TechnipFMC PLC	380,800	9,957,920
Tidewater, Inc. (a)	3,000	285,630
		41,762,904
Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp. (a)	62,536	2,040,550
Canadian Natural Resources Ltd.	475,600	16,940,893
Cenovus Energy, Inc. (Canada)	1,528,300	30,039,828
Enterprise Products Partners LP	70,000	2,028,600
Exxon Mobil Corp.	150,800	17,360,096
Hess Corp.	25,295	3,731,518
Imperial Oil Ltd.	111,200	7,582,132
ONEOK, Inc.	49,300	4,020,415
Shell PLC ADR	229,600	16,572,528
		100,316,560
TOTAL ENERGY		142,079,464
FINANCIALS - 13.6%
Banks - 2.6%
Citigroup, Inc.	131,100	8,319,606
JPMorgan Chase & Co.	114,200	23,098,092
M&T Bank Corp.	19,700	2,981,792
PNC Financial Services Group, Inc.	46,200	7,183,176
Starling Bank Ltd. Series D (a)(c)(d)	879,300	3,412,376
UniCredit SpA	89,800	3,323,141
Wells Fargo & Co.	664,300	39,452,777
		87,770,960
Capital Markets - 4.5%
3i Group PLC	5,000	192,705
Ares Management Corp. Class A,	130,800	17,433,024
BlackRock, Inc.	18,300	14,407,956
Blue Owl Capital, Inc. Class A	886,300	15,731,825
CVC Capital Partners PLC (f)	111,000	2,036,931
Goldman Sachs Group, Inc.	44,200	19,992,544
Intercontinental Exchange, Inc.	60,500	8,281,845
KKR & Co. LP	204,700	21,542,628
London Stock Exchange Group PLC	174,600	20,703,786
Moody's Corp.	31,000	13,048,830
Morgan Stanley	143,900	13,985,641
MSCI, Inc.	2,700	1,300,725
Northern Trust Corp.	21,400	1,797,172
Raymond James Financial, Inc.	19,400	2,398,034
UBS Group AG	78,400	2,315,936
		155,169,582
Consumer Finance - 0.5%
American Express Co.	35,500	8,220,025
Capital One Financial Corp.	74,500	10,314,525
		18,534,550
Financial Services - 3.9%
Apollo Global Management, Inc.	452,400	53,414,868
Berkshire Hathaway, Inc. Class B (a)	16,045	6,527,106
MasterCard, Inc. Class A	101,259	44,671,420
Visa, Inc. Class A	119,200	31,286,424
		135,899,818
Insurance - 2.1%
Arthur J. Gallagher & Co.	67,754	17,569,290
Chubb Ltd.	91,600	23,365,328
Hartford Financial Services Group, Inc.	136,100	13,683,494
Marsh & McLennan Companies, Inc.	60,100	12,664,272
The Travelers Companies, Inc.	28,742	5,844,398
		73,126,782
TOTAL FINANCIALS		470,501,692
HEALTH CARE - 11.5%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	30,900	7,508,700
Argenx SE ADR (a)	2,300	989,092
Avidity Biosciences, Inc. (a)	76,000	3,104,600
Blueprint Medicines Corp. (a)	3,000	323,340
Exact Sciences Corp. (a)	36,700	1,550,575
Legend Biotech Corp. ADR (a)	46,600	2,063,914
Madrigal Pharmaceuticals, Inc. (a)(g)	9,300	2,605,488
Moderna, Inc. (a)	158,400	18,810,000
Nuvalent, Inc. Class A (a)	18,800	1,426,168
Regeneron Pharmaceuticals, Inc. (a)	35,755	37,579,578
		75,961,455
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	874,837	67,371,197
DexCom, Inc. (a)	7,000	793,660
Edwards Lifesciences Corp. (a)	136,700	12,626,979
EssilorLuxottica SA	1,500	323,213
Glaukos Corp. (a)	61,400	7,266,690
Insulet Corp. (a)	24,000	4,843,200
Intuitive Surgical, Inc. (a)	38,900	17,304,665
Stryker Corp.	26,449	8,999,272
		119,528,876
Health Care Providers & Services - 0.9%
Centene Corp. (a)	147,100	9,752,730
Cigna Group	16,100	5,322,177
Elevance Health, Inc.	4,800	2,600,928
UnitedHealth Group, Inc.	30,608	15,587,430
		33,263,265
Life Sciences Tools & Services - 1.0%
Bruker Corp.	31,800	2,029,158
Danaher Corp.	88,200	22,036,770
Thermo Fisher Scientific, Inc.	18,833	10,414,649
		34,480,577
Pharmaceuticals - 3.9%
Eli Lilly & Co.	105,638	95,642,532
Merck & Co., Inc.	248,800	30,801,440
Novo Nordisk A/S Series B	58,900	8,427,699
		134,871,671
TOTAL HEALTH CARE		398,105,844
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.	4,000	380,000
General Dynamics Corp.	94,300	27,360,202
General Electric Co.	123,800	19,680,486
Howmet Aerospace, Inc.	106,200	8,244,306
Spirit AeroSystems Holdings, Inc. Class A (a)	9,500	312,265
The Boeing Co. (a)	138,303	25,172,529
TransDigm Group, Inc.	4,800	6,132,528
Woodward, Inc.	14,300	2,493,634
		89,775,950
Air Freight & Logistics - 0.5%
FedEx Corp.	54,300	16,281,312
Building Products - 2.2%
Carrier Global Corp.	211,700	13,354,036
The AZEK Co., Inc. Class A, (a)	22,000	926,860
Trane Technologies PLC	184,049	60,539,238
		74,820,134
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	46,300	844,975
Cintas Corp.	13,610	9,530,539
		10,375,514
Construction & Engineering - 0.3%
Centuri Holdings, Inc.	31,100	605,828
Fluor Corp. (a)	200,400	8,727,420
		9,333,248
Electrical Equipment - 2.9%
Eaton Corp. PLC	141,600	44,398,680
GE Vernova LLC	190,700	32,706,957
Hubbell, Inc.	27,300	9,977,604
Nextracker, Inc. Class A (a)	118,846	5,571,500
Prysmian SpA	151,500	9,381,233
		102,035,974
Ground Transportation - 0.6%
Lyft, Inc. (a)	238,300	3,360,030
Uber Technologies, Inc. (a)	226,372	16,452,717
		19,812,747
Industrial Conglomerates - 0.2%
3M Co.	68,300	6,979,577
Machinery - 0.4%
Caterpillar, Inc.	7,100	2,365,010
Mitsubishi Heavy Industries Ltd.	80,000	861,206
PACCAR, Inc.	20,700	2,130,858
Parker Hannifin Corp.	10,400	5,260,424
Pentair PLC	42,600	3,266,142
		13,883,640
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	37,700	1,523,080
Delta Air Lines, Inc.	18,800	891,872
		2,414,952
Professional Services - 0.2%
Equifax, Inc.	10,600	2,570,076
Leidos Holdings, Inc.	32,700	4,770,276
RELX PLC (London Stock Exchange)	22,900	1,049,253
		8,389,605
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	11,200	2,172,800
Ferguson PLC	19,100	3,698,715
United Rentals, Inc.	25,600	16,556,288
W.W. Grainger, Inc.	8,300	7,488,592
Watsco, Inc.	17,900	8,291,996
		38,208,391
TOTAL INDUSTRIALS		392,311,044
INFORMATION TECHNOLOGY - 32.3%
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	326,600	22,003,042
Flex Ltd. (a)	237,600	7,006,824
		29,009,866
IT Services - 0.2%
Shopify, Inc. Class A (a)	87,800	5,799,190
X Holdings Corp. Class A (a)(c)(d)	22,870	665,517
		6,464,707
Semiconductors & Semiconductor Equipment - 16.5%
Advanced Micro Devices, Inc. (a)	32,700	5,304,267
Analog Devices, Inc.	73,100	16,685,806
Applied Materials, Inc.	29,600	6,985,304
ASML Holding NV (depository receipt)	33,500	34,261,455
Astera Labs, Inc.	6,000	363,060
Broadcom, Inc.	10,600	17,018,618
GlobalFoundries, Inc. (a)	49,685	2,512,074
Marvell Technology, Inc.	914,348	63,912,925
Micron Technology, Inc.	251,300	33,053,489
Monolithic Power Systems, Inc.	6,300	5,176,584
NVIDIA Corp.	1,969,600	243,324,384
NXP Semiconductors NV	29,600	7,965,064
Onto Innovation, Inc. (a)	8,000	1,756,480
Qualcomm, Inc.	152,000	30,275,360
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	324,300	56,366,583
Teradyne, Inc.	208,100	30,859,149
Universal Display Corp.	64,800	13,624,200
		569,444,802
Software - 9.3%
CoreWeave, Inc. Class A (d)	4,162	3,239,992
Fair Isaac Corp. (a)	2,800	4,168,248
HubSpot, Inc. (a)	4,100	2,418,139
Microsoft Corp.	636,313	284,400,096
SAP SE sponsored ADR	13,600	2,743,256
Synopsys, Inc. (a)	32,500	19,339,450
Zoom Video Communications, Inc. Class A (a)	85,800	5,078,502
		321,387,683
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	880,855	185,525,680
Samsung Electronics Co. Ltd.	15,000	885,847
		186,411,527
TOTAL INFORMATION TECHNOLOGY		1,112,718,585
MATERIALS - 4.7%
Chemicals - 1.7%
Celanese Corp.	28,100	3,790,409
CF Industries Holdings, Inc.	110,100	8,160,612
International Flavors & Fragrances, Inc.	90,900	8,654,589
Linde PLC	74,090	32,511,433
Sherwin-Williams Co.	19,866	5,928,610
		59,045,653
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	32,200	17,445,960
Vulcan Materials Co.	18,400	4,575,712
		22,021,672
Containers & Packaging - 0.6%
Ball Corp.	156,300	9,381,126
International Paper Co.	288,000	12,427,200
		21,808,326
Metals & Mining - 1.7%
Agnico Eagle Mines Ltd. (United States) (g)	156,900	10,261,260
Freeport-McMoRan, Inc.	705,300	34,277,580
Gold Fields Ltd. sponsored ADR (g)	336,800	5,018,320
Ivanhoe Mines Ltd. (a)	504,418	6,507,787
Newmont Corp.	64,800	2,713,176
		58,778,123
TOTAL MATERIALS		161,653,774
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Camden Property Trust (SBI)	31,300	3,415,143
Equity Residential (SBI)	179,500	12,446,530
Public Storage Operating Co.	71,100	20,451,915
		36,313,588
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	6,900	614,859
TOTAL REAL ESTATE		36,928,447
UTILITIES - 0.7%
Electric Utilities - 0.6%
Constellation Energy Corp.	40,800	8,171,016
NextEra Energy, Inc.	133,300	9,438,973
NRG Energy, Inc.	17,800	1,385,908
Southern Co.	30,600	2,373,642
		21,369,539
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	23,400	1,646,892
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	30,000	527,100
Vistra Corp.	25,800	2,218,284
		2,745,384
TOTAL UTILITIES		25,761,815
TOTAL COMMON STOCKS (Cost $2,099,702,280)		3,401,130,041

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	17,226	4,164,213
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(c)(d)	165,574	764,952
Series F (a)(c)(d)	265,105	1,550,864
		2,315,816
Software - 0.2%
CoreWeave, Inc. Series C (c)(d)	267	209,843
Evozyne, Inc. Series A (a)(c)(d)	20,000	333,800
Moloco, Inc. Series A (c)(d)	100,208	5,464,342
		6,007,985
TOTAL INFORMATION TECHNOLOGY		8,323,801
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,008,111)		12,488,014

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (h)	35,041,695	35,048,703
Fidelity Securities Lending Cash Central Fund 5.38% (h)(i)	4,545,820	4,546,275
TOTAL MONEY MARKET FUNDS (Cost $39,594,978)		39,594,978

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,158,305,369)	3,453,213,033
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,256,391)
NET ASSETS - 100.0%	3,449,956,642

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	400	20,168,800	540.00	08/16/24	(679,000)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $20,168,800.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,786,636 or 0.7% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,036,931 or 0.1% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $223,615 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525

Canva, Inc. Class A	3/18/24 - 5/03/24	5,155,173

CoreWeave, Inc. Series C	5/17/24	208,006

Evozyne, Inc. Series A	4/09/21	449,400

Moloco, Inc. Series A	6/26/23	6,012,480

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC	5/14/15	2,256,188

X Holdings Corp. Class A	10/25/22	2,287,000

Yanka Industries, Inc. Series E	5/15/20	2,000,001

Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	46,932,472	304,196,501	316,080,751	1,259,915	481	-	35,048,703	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	1,132,389	85,271,891	81,858,005	4,894	-	-	4,546,275	0.0%
Total	48,064,861	389,468,392	397,938,756	1,264,809	481	-	39,594,978

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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